Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 150,012	$ 132,629
Accumulated depreciation	85,592	75,122
Property, plant and equipment	64,420	57,507
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	8,843	5,303
Accumulated depreciation	1,883	1,701
Property, plant and equipment	6,960	3,602
Land and buildings | Stako
Property, Plant and Equipment [Line Items]
Cost	4,155
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	7,965	7,045
Accumulated depreciation	6,054	5,570
Property, plant and equipment	1,911	1,475
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	6,223	4,968
Accumulated depreciation	5,149	4,148
Property, plant and equipment	1,074	820
Furniture and fixtures | Stako
Property, Plant and Equipment [Line Items]
Cost	75
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	113,479	102,834
Accumulated depreciation	62,320	54,387
Property, plant and equipment	51,159	48,447
Machinery and equipment | Stako
Property, Plant and Equipment [Line Items]
Cost	2,205
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	13,502	12,479
Accumulated depreciation	10,186	9,316
Property, plant and equipment	$ 3,316	$ 3,163